           Allmerica Financial                       Annual Report
------------------------------------------------
            DECEMBER 31, 2002

                                                   . Allmerica Securities Trust




                   AST                                         2002




                                                         [LOGO] ALLMERICA
                                                                FINANCIAL(R)

                               TABLE OF CONTENTS


                        Trust Information.........    2

                        A Letter from the Chairman    3

                        Trust Overview............    4

                        Financials................  F-1

                        Regulatory Disclosures and
                          Shareholder Information. F-13

                               TRUST INFORMATION



BOARD OF TRUSTEES
John P. Kavanaugh, Chairman
P. Kevin Condron*
Jocelyn S. Davis*
Cynthia A. Hargadon*
T. Britton Harris IV*
Gordon Holmes*
Attiat F. Ott*
Ranne P. Warner*

OFFICERS
John P. Kavanaugh, President
Kristin L. Bushard, Vice President
Richard J. Litchfield, Vice President
Ann K. Tripp, Vice President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

INVESTMENT MANAGER
Opus Investment Management, Inc.
440 Lincoln Street, Worcester, MA 01653

REGISTRAR AND TRANSFER, DIVIDEND DISBURSING AND REINVESTMENT AGENT The Bank of New York
P.O. Box 11258
Church Street Station, New York, NY 10286

ADMINISTRATOR AND CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116/ /

*Independent Trustees
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Ropes & Gray
One International Place, Boston, MA 02110

SHAREHOLDER INQUIRIES MAY BE DIRECTED TO:
The Bank of New York Shareholder Relations Dept. - 11E
P.O. Box 11258
Church Street Station, New York, NY 10286
1-800-432-8224

                          A LETTER FROM THE CHAIRMAN


Economies around the world struggled during 2002. Several European countries saw the demand for goods and services decline, while Japan's financial woes set the tone for much of Asia. Some emerging markets featured sound economic growth, but a pullback in demand from the United States impacted several emerging market countries. The United States economy displayed exceptional resilience in 2002. Potential war with Iraq, weak corporate earnings, numerous accounting scandals, recurring layoff announcements and a lack of capital investment by businesses all failed to halt the world's largest economy. U.S. GDP showed positive growth in each quarter thanks in large part to strong consumer spending. After leaving interest rates unchanged for most of the year, the Federal Reserve Board's Open Market Committee lowered the target federal funds rate by 0.50% in November, bringing the rate to 1.25%. In its statement, the Committee also hinted that it may keep the federal funds rate stable for the near future. The Institute for Supply Management's PMI rose to 54.7% in December, signaling an expansion in the manufacturing sector. The reading was welcomed by investors since an acceleration in manufacturing is widely viewed as necessary for sustained economic growth. The unemployment rate reached 6.0% in November, as workers in the airline, technology and other high profile industries lost jobs during the year.

Worldwide financial markets responded predictably to the year's economic events. Most major European stock markets lost value, as London's FTSE Index lost 21.96% and Germany's DAX Index ended down 43.77%. Reflecting the downward trend that was evident throughout many Asian markets, Japan's Nikkei Index was lower by 17.91%. Several South American markets also performed poorly in 2002, led by large losses in Argentina and Brazil. U.S. stocks continued their multi-year decline during the first three quarters, but began to rally toward year's end. The S&P 500(R) Index lost 22.10% for the entire period, but rose 8.43% in the fourth quarter. The Nasdaq Composite Index lost 31.26% for 2002, but also rebounded strongly late in the year. The U.S. bond market delivered mainly positive returns during the period, providing a refuge for investors seeking shelter from stock market gyrations. The Lehman Brothers Aggregate Bond Index gained 10.27% and the Lehman Brothers Intermediate Government Bond Index rose 9.63%, as bonds handily outperformed stocks for the year.

As interest rates moved lower throughout the period, bond prices generally moved higher. During this period of declining interest rates, Allmerica Securities Trust was able to maintain a competitive dividend yield compared with other income-oriented investments such as Treasury securities and certificates of deposit. The Trust produced a total return of 5.54% for 2002, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, but providing investors with positive results.

On behalf of the Board of Trustees,
/s/ John P. Kavanaugh
John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

                          ALLMERICA SECURITIES TRUST

The Allmerica Securities Trust returned 5.54% for 2002, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 10.52%.

Corporate scandals, massive bankruptcies and negative stock market news dominated the business headlines during 2002, but a sustained bond market rally produced sound returns for the period. Cautious optimism led many investors to believe that the Federal Reserve Board's easing cycle was over, as it shifted from an easing bias to a neutral stance. By mid-year, however, much of the incoming economic data turned softer, and the equity markets were roiled by lower profit reports and new scandals. In November, the Federal Reserve Board reduced the target federal funds rate to a low 1.25%.

The underperformance of the trust to its benchmark was driven primarily by holdings in the high yield bond sector, which generated negative returns. The trust's positions in the poor performing utility sector also hurt results. Going forward, the Investment Sub-Adviser intends to add exposure in select areas of the market that may enjoy stable ratings and improving fundamentals. The Investment Sub-Adviser believes that interest rates will not go much lower and that the Federal Reserve Board's recent actions may produce positive results. The Investment Sub-Adviser believes that there may be reasons to shorten durations in the fund, but that with the potential for war looming large in 2003, geopolitical risk remains in the forefront of investors' concerns. Consequently, the Investment Sub-Adviser intends to keep the duration of the fund just below the benchmark duration.
                         Average Annual Total Returns

                                                    1 Year 5 Year 10 Year
      Allmerica Securities Trust                     5.54%  4.74%  6.77%

      Lehman Brothers U.S. Credit Index             10.52%  7.28%  7.86%
      Lipper Corporate Debt Funds BBB-Rated Average  7.35%  5.33%  7.05%

                            Historical Performance

                               Total Return    Total Return
                         on Net Asset Value on Market Value
                    1998              8.47%          11.13%

                    1999            (1.42)%        (13.75)%
                    2000              6.76%          23.76%

                    2001              4.41%           6.00%
                    2002              5.54%           2.11%


The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted index of funds within the Corporate Debt Funds BBB-Rated category.
Portfolio composition is subject to change.


Investment Manager
Opus Investment Management, Inc.

About the Trust
Seeks to generate a high rate of current income for distribution to shareholders.

                             Portfolio Composition

As of December 31, 2002, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes & Bonds                             57%
U.S. Government & Agency Obligations                21%
Asset-Backed & Mortgage-Backed Securities            8%
Foreign Bonds                                        5%
Investment Company                                   4%
Other                                                5%




--------------------------------------------------------------------------------

                                   Financials

                            Intentionally Left Blank

                           ALLMERICA SECURITIES TRUST

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------



                                                 Moody's Ratings       Value
Par Value                                          (Unaudited)        (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 1.7%

            Freddie Mac - 1.7%
$ 249,569   5.00%, 05/15/21                           NR          $      257,446
1,232,705   6.00%, 10/15/07 - 05/15/29                NR               1,292,165
                                                                  --------------
                                                                       1,549,611
                                                                  --------------
            Total U.S. Government Agency
            Mortgage-Backed Obligations                                1,549,611
                                                                  --------------
            (Cost $1,501,610)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.2%

            Fannie Mae - 5.0%
  500,000   3.00%, 11/01/05                           Aaa                506,480
  275,000   3.70%, 11/01/07                           Aaa                280,953
  350,000   5.15%, 05/03/07                           Aaa                375,156
  750,000   6.25%, 02/01/11, Subordinated             Aa2                839,318
  750,000   6.25%, 07/19/11                           Aaa                792,829
1,500,000   6.63%, 09/15/09                           Aaa              1,759,888
                                                                  --------------
                                                                       4,554,624
                                                                  --------------

            Federal Home Loan Bank - 3.1%
  250,000   4.51%, 11/07/06                           Aaa                266,328
  500,000   4.96%, 06/18/07                           Aaa                524,670
1,625,000   7.63%, 05/14/10                           Aaa              2,010,382
                                                                  --------------
                                                                       2,801,380
                                                                  --------------

            Freddie Mac - 1.5%
  500,000   4.50%, 07/23/07                           Aaa                520,354
  250,000   5.75%, 03/15/09                           Aaa                280,731
  225,000   6.25%, 03/05/12                           Aa2                246,979
  250,000   7.80%, 09/12/16                           NR                 290,483
                                                                  --------------
                                                                       1,338,547
                                                                  --------------

            U.S. Treasury Bond - 7.9%
2,835,000   5.38%, 02/15/31                           Aaa              3,090,592
1,750,000   7.25%, 05/15/16 - 08/15/22                Aaa              2,267,041
1,325,000   7.63%, 11/15/22                           Aaa              1,791,441
                                                                  --------------
                                                                       7,149,074
                                                                  --------------

            U.S. Treasury Note - 3.7%
1,835,000   4.88%, 02/15/12 (a)                       NR               1,992,623
1,175,000   6.50%, 02/15/10 (a)                       Aaa              1,404,492
                                                                  --------------
                                                                       3,397,115
                                                                  --------------
            Total U.S. Government and Agency
            Obligations                                               19,240,740
                                                                  --------------
            (Cost $18,031,167)
CORPORATE NOTES AND BONDS - 56.6%

            Automotive - 4.3%
  500,000   DaimlerChrysler North America
            Holding Corp.
            8.50%, 01/18/31                           A3                 615,358
  825,000   Ford Motor Co.
            7.45%, 07/16/31                           Baa1               717,642
            Automotive (continued)
  675,000   Ford Motor Credit Corp.
            6.50%, 01/25/07                           A3                 666,710
  400,000   Ford Motor Credit Corp.
            6.88%, 02/01/06                           A3                 400,701
1,000,000   Ford Motor Credit Corp.
            7.88%, 06/15/10                           A3               1,006,264
  500,000   General Motors Corp. (a)
            7.20%, 01/15/11                           A3                 502,096
                                                                  --------------
                                                                       3,908,771
                                                                  --------------

            Banking - 11.1%
  450,000   Bank of America Corp.
            4.88%, 09/15/12                           Aa2                454,855
  500,000   Bank of New York Co., Inc.
            3.75%, 02/15/08                           Aa3                505,074
1,000,000   Bank of New York Co., Inc.
            6.38%, 04/01/12                           A1               1,124,238
  550,000   BB&T Corp. (b)
            6.38%, 06/30/05                           A2                 594,086
1,400,000   Capital One Financial Corp.
            7.25%, 12/01/03                           Baa3             1,359,970
  600,000   Citifinancial
            6.75%, 07/01/07                           Aa1                671,327
  500,000   Firstar Corp.
            7.13%, 12/01/09                           Aa3                590,938
  500,000   Inter-American Development Bank
            4.38%, 09/20/12                           Aaa                508,115
  250,000   MBNA Corp., MTN
            6.25%, 01/17/07                           Baa2               260,976
   85,000   MBNA Corp.
            7.50%, 03/15/12                           Baa2                91,382
  500,000   National City Bank of Indiana
            4.88%, 07/20/07                           Aa3                529,762
  250,000   Northern Trust Co.
            6.65%, 11/09/04                           Aa3                270,364
  500,000   Sovereign Bancorp, Inc.
            8.63%, 03/15/04                           Ba2                524,309
  200,000   Suntrust Banks, Inc.
            6.38%, 04/01/11                           Aa3                223,041
  300,000   Suntrust Banks, Inc.
            7.75%, 05/01/10                           A1                 360,632
  500,000   U.S. Bancorp
            5.10%, 07/15/07                           Aa3                535,216
  600,000   Wachovia Bank N.A.
            4.85%, 07/30/07                           Aa2                638,796
  275,000   Washington Mutual Bank FA
            5.50%, 01/15/13                           A3                 280,363
  500,000   Wells Fargo & Co.
            5.13%, 09/01/12                           Aa3                517,077
                                                                  --------------
                                                                      10,040,521
                                                                  --------------

            Beverages, Food & Tobacco - 2.6%
  445,000   Bottling Group, LLC. (c)
            4.63%, 11/15/12                           A3                 444,802
  500,000   Conagra Foods, Inc.
            7.50%, 09/15/05                           Baa1               560,425


                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                             F-1

                           ALLMERICA SECURITIES TRUST

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002



--------------------------------------------------------------------------------

                                                 Moody's Ratings       Value
Par Value                                         (Unaudited)        (Note 2)
--------------------------------------------------------------------------------

            Beverages, Food &
            Tobacco (continued)
$ 450,000   Diageo Capital, Plc
            3.50%, 11/19/07                           A1          $      452,293
  425,000   Kellogg Co.
            7.45%, 04/01/31                           Baa2               517,684
  400,000   Unilever Capital Corp.
            5.90%, 11/15/32                           A1                 409,174
                                                                  --------------
                                                                       2,384,378
                                                                  --------------

            Chemicals - 1.7%
  250,000   Du Pont (E.I.) De Nemours
            and Co. (a)
            3.38%, 11/15/07                           Aa3                252,733
  200,000   Du Pont (E.I.) De Nemours
            and Co.
            8.25%, 09/15/06                           Aa3                237,134
1,000,000   RPM, Inc., Senior Notes
            7.00%, 06/15/05                           Baa3             1,056,827
                                                                  --------------
                                                                       1,546,694
                                                                  --------------
            Commercial Services - 1.9%
  500,000   Allied Waste North America
            8.50%, 12/01/08                           Ba3                502,500
  550,000   Pitney Bowes Credit Corp.
            8.55%, 09/15/09                           Aa3                671,161
  490,000   USA Waste Services, Inc.
            7.00%, 10/01/04                           Ba1                512,989
                                                                  --------------
                                                                       1,686,650
                                                                  --------------

            Communications - 0.6%
  500,000   AOL Time Warner, Inc.
            6.15%, 05/01/07                           Baa1               519,413
                                                                  --------------

            Cosmetics & Personal Care - 1.8%
  300,000   Procter & Gamble Co. (a)
            4.75%, 06/15/07                           Aa3                321,663
1,000,000   Procter & Gamble Co.
            8.50%, 08/10/09                           Aa3              1,268,386
                                                                  --------------
                                                                       1,590,049
                                                                  --------------

            Electric Utilities - 7.3%
  550,000   Amerenenergy Generating
            7.75%, 11/01/05                           A3                 603,643
  500,000   Detroit Edison Co.
            6.13%, 10/01/10                           A3                 550,727
  535,000   Dominion Resources, Inc.
            7.60%, 07/15/03                           Baa1               547,448
1,000,000   Duke Energy Corp.
            5.63%, 11/30/12                           A3                 997,612
  500,000   Duke Energy Corp.
            7.50%, 08/16/05                           Baa2               527,065
  780,000   East Coast Power LLC
            7.07%, 03/31/12                           Baa3               632,674
  225,000   Florida Power & Light
            6.88%, 12/01/05                           Aa3                250,889
  600,000   Gulf States Utilities
            8.25%, 04/01/04                           Baa3               636,123
  250,000   Oncor Electric Delivery Co. (c)
            7.00%, 05/01/32                           Baa1               249,965
  500,000   Pinnacle Partners (c)
            8.83%, 08/15/04                           Ba2                471,712
1,270,000   Sithe/Independence Funding Corp.,
            Series A
            9.00%, 12/30/13                           Baa2             1,130,160
                                                                  --------------
                                                                       6,598,018
                                                                  --------------

            Entertainment & Leisure - 1.3%
  500,000   Harrah's Operating Co., Inc.
            7.13%, 06/01/07                           Baa3               551,236
  350,000   Park Place Entertainment Corp. (a)
            8.13%, 05/15/11                           Ba2                363,125
  300,000   Time Warner Cos., Inc.
            7.57%, 02/01/24                           Baa1               300,980
                                                                  --------------
                                                                       1,215,341
                                                                  --------------

            Financial Services - 4.8%
  500,000   American Express Co.
            3.75%, 11/20/07                           A1                 506,092
  500,000   Countrywide Home Loans, Inc.
            7.26%, 05/10/04                           A3                 532,301
  500,000   General Electric Capital Corp., MTN
            6.00%, 06/15/12                           Aaa                539,838
  500,000   General Electric Capital Corp.
            8.75%, 05/21/07                           Aaa                602,022
  575,000   Household Finance Corp.
            8.00%, 07/15/10                           A2                 649,570
1,000,000   KFW International Finance, Inc.
            4.25%, 04/18/05                           Aaa              1,051,841
  500,000   Mellon Funding Corp.
            5.00%, 12/01/14                           A2                 508,198
                                                                  --------------
                                                                       4,389,862
                                                                  --------------

            Food Retailers - 1.5%
  500,000   Kroger Co.
            6.75%, 04/15/12                           Baa3               553,303
  275,000   Safeway, Inc.
            7.25%, 02/01/31                           Baa2               311,161
  500,000   Safeway, Inc.
            9.65%, 01/15/04                           Baa3               535,947
                                                                  --------------
                                                                       1,400,411
                                                                  --------------

            Forest Products & Paper - 1.1%
  350,000   International Paper Co.
            7.50%, 05/15/04                           Baa2               373,654
  500,000   Kimberly-Clark Corp.
            7.10%, 08/01/07                           Aa2                582,732
                                                                  --------------
                                                                         956,386
                                                                  --------------


                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-2

                           ALLMERICA SECURITIES TRUST

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002
--------------------------------------------------------------------------------



                                                Moody's Ratings        Value
Par Value                                         (Unaudited)        (Note 2)
--------------------------------------------------------------------------------

            Home Construction,
            Furnishings & Appliances - 0.6%
$ 500,000   Pulte Corp.
            8.13%, 03/01/11                           Baa3        $      559,735
                                                                  --------------

            Media - Broadcasting &
            Publishing - 2.5%
  270,000   Belo Corp.
            8.00%, 11/01/08                           Baa3               309,123
  425,000   Charter Communications
            Holdings LLC
            8.63%, 04/01/09                           B3                 189,125
  400,000   Continental Cablevision, Inc.,
            Senior Notes
            8.30%, 05/15/06                           Baa3               433,315
  500,000   News America Holdings, Inc.
            7.38%, 10/17/08                           Baa3               550,323
  200,000   News America Holdings, Inc.
            8.50%, 02/15/05                           Baa3               216,258
  450,000   Viacom, Inc.
            7.88%, 07/30/30                           A3                 560,174
                                                                  --------------
                                                                       2,258,318
                                                                  --------------
            Oil & Gas - 6.2%
  500,000   ANR Pipeline Co., Debenture
            9.63%, 11/01/21                           Ba1                500,000
  375,000   Burlington Resources, Inc.
            7.40%, 12/01/31                           Baa1               439,664
  500,000   Conoco Funding Co.
            5.45%, 10/15/06                           A3                 539,683
  500,000   Enterprise Products
            8.25%, 03/15/05                           Baa2               543,315
  500,000   Occidental Petroleum Corp.
            6.50%, 04/01/05                           Baa2               540,196
  500,000   Oryx Energy Co.
            8.00%, 10/15/03                           Baa2               520,099
  250,000   Oryx Energy Co.
            8.13%, 10/15/05                           Baa2               282,752
  175,000   Parker & Parsley Petroleum Co.
            8.88%, 04/15/05                           Ba1                187,707
  625,000   Phillips Petroleum
            8.50%, 05/25/05                           A3                 710,699
  195,000   Seagull Energy, Inc.
            7.88%, 08/01/03                           Baa3               199,144
  600,000   Texaco Capital, Inc.
            8.25%, 10/01/06                           Aa3                716,818
  400,000   XTO Energy, Inc.
            7.50%, 04/15/12                           Ba2                425,000
                                                                  --------------
                                                                       5,605,077
                                                                  --------------

            Pharmaceuticals - 1.2%
  500,000   Cardinal Health, Inc.
            6.75%, 02/15/11                           A2                 570,951
  120,000   Johnson & Johnson
            6.73%, 11/15/23                           Aaa                137,520
  330,000   Zeneca Wilmington
            7.00%, 11/15/23                           Aa2                380,156
                                                                  --------------
                                                                       1,088,627
                                                                  --------------

            Retailers - 1.2%
  500,000   Kohls Corp.
            6.00%, 01/15/33                           A3                 502,655
  500,000   Wal-Mart Stores, Inc.
            7.55%, 02/15/30                           Aa2                631,791
                                                                  --------------
                                                                       1,134,446
                                                                  --------------

            Securities Broker - 2.3%
  540,000   Bear Stearns Cos., Inc.
            7.80%, 08/15/07                           A2                 632,000
  450,000   Goldman Sachs Group, Inc.
            5.70%, 09/01/12                           Aa3                468,020
  444,294   Jones (Edward D.) & Co., LP (d) (i)
            7.95%, 04/15/06                           NR                 470,143
  475,000   Morgan Stanley Dean Witter &
            Co. (a)
            6.60%, 04/01/12                           Aa3                526,451
                                                                  --------------
                                                                       2,096,614
                                                                  --------------

            Telephone Systems - 1.3%
  200,000   AT&T Wireless Services, Inc.
            8.13%, 05/01/12                           Baa2               201,000
  300,000   TCI Communications, Inc.
            9.80%, 02/01/12                           Baa3               360,607
  500,000   Verizon Florida, Inc.
            6.13%, 01/15/13                           A1                 535,932
  125,000   Verizon Wireless Capital (b)
            1.81%, 12/17/03                           A3                 124,117
                                                                  --------------
                                                                       1,221,656
                                                                  --------------

            Transportation - 1.3%
  500,000   Consolidated Rail Corp.
            9.75%, 06/15/20                           Baa2               667,018
  200,000   Union Pacific Corp. (a)
            6.50%, 04/15/12                           Baa3               224,714
  250,000   Union Pacific Corp.
            6.63%, 02/01/08                           Baa3               282,440
                                                                  --------------
                                                                       1,174,172
                                                                  --------------
            Total Corporate Notes
            and Bonds                                                 51,375,139
                                                                  --------------
            (Cost $49,743,622)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 8.2%

1,000,000   American Airlines, Inc., Pass-
            Through Trust, Series 1991 - C2
            9.73%, 09/29/14                           Ba3                473,640
  570,000   Bear Stearns Commercial Mortgage
            Securities, Inc., Series 2002-PBW1,
            Class A2
            4.72%, 11/11/35                           Aaa                574,477


                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                             F-3

                           ALLMERICA SECURITIES TRUST

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002
--------------------------------------------------------------------------------



                                                 Moody's Ratings       Value
Par Value                                         (Unaudited)        (Note 2)
--------------------------------------------------------------------------------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) (continued)
$ 250,000   Bear Stearns Mortgage
            Securities, Inc., Series 1999-WF2,
            Class A2, CMO
            7.08%, 06/15/09                           Aaa         $      289,183
  500,000   Chase Manhattan Auto Owner Trust,
            Series 2002-A, Class A4
            4.24%, 09/15/08                           Aaa                523,947
  300,000   Citibank Credit Card Issuance
            Trust, Series 2000-Cl, CMO
            6.88%, 11/16/09                           Aaa                341,548
  250,000   DaimlerChrysler Auto Trust, Series
            2002-B, Class A3
            2.93%, 06/06/06                           Aaa                254,358
  500,000   General Electric Capital Commercial
            Mortgage Corp., Series 2002-1A,
            Class C, CMO
            6.47%, 12/10/35                           A1                 556,170
  109,650   Green Tree Recreation Equipment &
            Consumer Trust, Series 1997-B,
            Class A1, CMO (e)
            6.55%, 07/15/28                           AAA                111,078
  500,000   GS Mortgage Securities Corp. II,
            Series 1997-GL, Class A2D
            6.94%, 07/13/30                           Aaa                563,466
  250,000   MBNA Master Credit Card Trust,
            Series 1995-C, Class A
            6.45%, 02/15/08                           Aaa                274,164
  250,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-HQ, Class C
            6.75%, 04/15/34                           A2                 281,248
  500,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-IQ2, Class C,
            CMO (e)
            6.12%, 12/15/35                           A                  531,965
  250,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-TOP7, Class B, CMO
            6.08%, 01/15/39                           Aa2                274,260
  420,000   Toyota Auto Receivables Owner
            Trust, Series 2002-B, Class A3
            3.76%, 06/15/06                           Aaa                431,720
1,000,000   Union Acceptance Corp., Series
            2000-B, Class B
            7.73%, 01/08/08                           Aaa              1,088,912
1,013,838   United Air Lines, Inc., Pass-
            Through Certificate (f)
            9.30%, 03/22/08                           Caa2               209,256
  650,000   USAA Auto Owner Trust, Series
            2000-1, Class A4
            6.98%, 06/15/05                           Aaa                673,244
                                                                  --------------
            Total Asset-Backed and
            Mortgage-Backed Securities                                 7,452,636
                                                                  --------------
            (Cost $8,515,740)

FOREIGN GOVERNMENT OBLIGATIONS (h) - 3.0%

  475,000   Province of British Columbia
            5.38%, 10/29/08                           Aa2                522,929
  550,000   Province of Manitoba
            4.25%, 11/20/06                           Aa3                579,386
  500,000   Province of Ontario
            2.63%, 12/15/05                           Aa2                503,625
  500,000   Province of Quebec
            6.13%, 01/22/11                           A1                 555,174
  500,000   Province of Quebec
            7.00%, 01/30/07                           A1                 571,200
                                                                  --------------
            Total Foreign Government
            Obligations                                                2,732,314
                                                                  --------------
            (Cost $2,554,785)

FOREIGN BONDS (h) - 4.8%

  595,000   Alberta Energy Co., Ltd.
            7.38%, 11/01/31                           Baa1               698,371
  500,000   Calpine Canada Energy Finance
            8.50%, 05/01/08                           B1                 217,500
  400,000   Canadian Natural Resources
            7.20%, 01/15/32                           Baa1               448,386
  355,000   Canadian Pacific, Ltd.
            9.45%, 08/01/21                           Baa2               493,096
  450,000   Canadian Pacific Railroad
            6.25%, 10/15/11                           Baa2               495,700
1,000,000   St. George Bank, Ltd., Yankee
            Debenture (c)
            7.15%, 10/15/05                           A3               1,096,647
  435,000   Stora Enso Oyj
            7.38%, 05/15/11                           Baa1               504,001
  450,000   Vodafone Group, Plc
            3.95%, 01/30/08                           A2                 452,786
                                                                  --------------
            Total Foreign Bonds                                        4,406,487
                                                                  --------------
            (Cost $4,327,191)


 Shares
 ------

INVESTMENT COMPANY - 3.6%
3,265,735   Marshall Money Market Fund                NR               3,265,735
                                                                  --------------
            Total Investment Company                                   3,265,735
                                                                  --------------
            (Cost $3,265,735)
Total Investments - 99.1%                                             90,022,662
                                                                  --------------
(Cost $87,939,850)
Net Other Assets and Liabilities - 0.9%                                  811,509
                                                                  --------------
Total Net Assets - 100.0%                                         $   90,834,171
                                                                  --------------
                                                                  --------------


----------------------------------

(a) All or a portion of this security is out on loan at December 31, 2002; the value of the securities loaned amounted to $5,417,914. The value of collateral amounted to $5,538,175 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-4

                           ALLMERICA SECURITIES TRUST

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002
--------------------------------------------------------------------------------
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2002, these securities amounted to $2,263,126 or 2.5% of net assets.
(d) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At December 31, 2002, these securities amounted to $470,143 or 0.5% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f)  Issuer filed for bankruptcy.
(g)  Pass Through Certificates.
(h)  U.S. currency denominated.
(i)  Security is valued by management (Note 2).
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 2002, the aggregate cost of investment securities for tax purposes was $88,361,533. Net unrealized appreciation (depreciation) aggregated $1,661,129, of which $4,061,533 related to appreciated investment securities and $(2,400,404) related to depreciated investment securities.

As of December 31, 2002, the components of distributable earnings (excluding unrealized appreciation disclosed above) on a tax basis consisted of $42,136 and $7,602,354 of undistributed ordinary income and capital loss carryforwards, respectively.

At December 31, 2002, the Portfolio had capital loss carryforwards which expire as follows: $2,726,407 in 2008; $2,362,884 in 2009; $2,513,063 in 2010.

OTHER INFORMATION
For the year ended December 31, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $40,226,532 and $41,921,422 of non-governmental issuers, respectively, and $30,861,281 and $31,392,192 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

           Moody's Ratings                       S&P Ratings
             (Unaudited)                         (Unaudited)


Aaa                               26.4% AAA                        0.1%
Aa                                15.8% A                          0.6%
                                                                   ---
A                                 21.0%                            0.7%
                                                                   ===
Baa                               22.7%
Ba                                 4.4%
B                                  0.4%
Caa                                0.2%
NR (Not Rated)                     8.4%
                                  ----
                                   99.3%
                                  ====


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             F-5

                           ALLMERICA SECURITIES TRUST

            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2002
--------------------------------------------------------------------------------



ASSETS:

Investments:
  Investments at cost ............................................. $87,939,850
  Net unrealized appreciation .....................................   2,082,812
                                                                     ----------
    Total investments at value+ ...................................  90,022,662
Cash ..............................................................       3,662
Short-term investments held as collateral for securities loaned ...   5,538,175
Receivable for investments sold ...................................   1,613,318
Interest receivable ...............................................   1,302,764
                                                                     ----------
    Total Assets ..................................................  98,480,581
                                                                     ----------
LIABILITIES:
Payable for investments purchased .................................   1,905,446
Collateral for securities loaned ..................................   5,538,175
Management fee payable ............................................      39,121
Trustees' fees and expenses payable ...............................       8,810
Accrued expenses and other payables ...............................     154,858
                                                                     ----------
    Total Liabilities .............................................   7,646,410
                                                                     ----------
NET ASSETS ........................................................ $90,834,171
                                                                     ==========
NET ASSETS consist of:
  Par Value .......................................................  $8,592,306
  Paid-in capital .................................................  88,140,954
  Distribution in excess of net investment income .................    (376,040)
  Accumulated net realized loss ...................................  (7,605,861)
Net unrealized appreciation .......................................   2,082,812
                                                                     ----------
TOTAL NET ASSETS .................................................. $90,834,171
                                                                     ==========
Shares of beneficial interest outstanding (10,000,000 authorized
 shares with par value of $1.00) ..................................   8,592,306
NET ASSET VALUE Per share .........................................    $ 10.572
                                                                     ==========
MARKET VALUE (closing price on New York Stock
Exchange) Per share ...............................................      $ 9.45
                                                                     ==========
  +Total value of securities on loan ..............................  $5,417,914
                                                                     ==========


                       See Notes to Financial Statements.

      --------------------------------------------------------------------------
F-6

                           ALLMERICA SECURITIES TRUST

         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------



INVESTMENT INCOME
  Interest ........................................................  $5,625,089
  Securities lending income .......................................      13,476
                                                                     ----------
    Total investment income .......................................   5,638,565
                                                                     ----------
EXPENSES
  Management fees .................................................     410,722
  Custodian and Fund accounting fees ..............................      76,599
  Transfer agent fees .............................................      73,865
  Legal fees ......................................................      21,285
  Audit fees ......................................................      38,474
  Trustees' fees and expenses .....................................      27,968
  Reports to shareholders .........................................     104,853
  New York Stock Exchange fees ....................................      24,627
  Miscellaneous ...................................................       2,478
                                                                     ----------
    Total expenses ................................................     780,871
                                                                     ----------
NET INVESTMENT INCOME .............................................   4,857,694
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments sold ...........................  (2,344,097)
  Net change in unrealized appreciation
   (depreciation) of investments ..................................   2,573,374
                                                                     ----------
NET GAIN ON INVESTMENTS ...........................................     229,277
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ........................................................  $5,086,971
                                                                     ==========


                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                              Years Ended
                                                              December 31,
                                                           --------------------
                                                            2002        2001
-------------------------------------------------------------------------------
NET ASSETS at beginning of year ....................  $90,773,702   $93,362,029
                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income ..........................    4,857,694     5,778,470
    Net realized loss on investments
    sold ...........................................   (2,344,097)   (1,936,035)
    Net change in unrealized
    appreciation (depreciation) of
    investments ....................................    2,573,374       142,355
                                                      -----------   -----------
    Net increase in net assets resulting
    from operations ................................    5,086,971     3,984,790
                                                      -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..........................   (5,026,502)   (6,265,040)
    Return of capital ..............................           --      (308,077)
                                                      -----------   -----------
      Total distributions ..........................   (5,026,502)   (6,573,117)
                                                      -----------   -----------
      Total increase (decrease) in net
     assets ........................................       60,469    (2,588,327)
                                                      -----------   -----------
NET ASSETS at end of year ..........................  $90,834,171   $90,773,702
                                                      ===========   ===========
Distribution in excess of net investment
income .............................................  $  (376,040)  $  (363,258)
                                                      ===========   ===========


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                                                             F-7

                           ALLMERICA SECURITIES TRUST

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------



                                           Year ended December 31,
                             --------------------------------------------------
                               2002     2001(1)      2000      1999      1998
                             -------    -------    -------   -------   --------
Net Asset Value,
beginning of year .........  $10.565    $10.866    $10.958   $11.961   $ 11.821
                             -------    -------    -------   -------   --------
Income from Investment
Operations:
  Net investment
  income ..................    0.565      0.673(2)   0.802     0.802      0.810
  Net realized and
  unrealized gain (loss)
  on investments ..........    0.027     (0.209)    (0.084)   (0.965)     0.160
                             -------    -------    -------   -------   --------
    Total from investment
    operations ............    0.592      0.464      0.718    (0.163)     0.970
                             -------    -------    -------   -------   --------
Less Distributions(3):
  Dividends from net
  investment income .......   (0.585)    (0.729)    (0.800)   (0.800)    (0.830)
  Distributions from net
  realized capital
  gains ...................       --         --     (0.010)   (0.040)        --
  Return of capital .......       --     (0.036)        --        --         --
                             -------    -------    -------   -------   --------
    Total
    distributions .........   (0.585)    (0.765)    (0.810)   (0.840)    (0.830)
                             -------    -------    -------   -------   --------
Net increase (decrease)
in net asset value ........    0.007     (0.301)    (0.092)   (1.003)     0.140
                             -------    -------    -------   -------   --------
Net Asset Value, end of
year ......................  $10.572    $10.565    $10.866   $10.958   $ 11.961
                             =======    =======    =======   =======   ========
Market Value, end of
year ......................  $  9.45    $  9.83    $ 10.00   $  8.81   $  11.13
                             =======    =======    =======   =======   ========
Total Return on Market
Value, end of year ........  $  2.11%      6.00%     23.76%   (13.75)%    11.13%

Ratios/Supplemental Data
Net assets, end of year
(000's) ...................  $90,834    $90,774    $93,362   $94,157   $102,770

Ratios to average net
assets:
  Net investment
  income ..................     5.38%      6.23%      7.38%     7.00%      6.78%
  Operating expenses ......     0.86%      0.79%      0.74%     0.77%      0.73%
  Management fee ..........     0.45%      0.50%      0.50%     0.49%      0.49%
  Portfolio turnover
  rate ....................       79%       128%        58%       24%        25%
--------------------------------------------------------------------------------

(1) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares throughout the period.
(3) Certain prior year amounts have been reclassified to conform to the current year presentation.

                       See Notes to Financial Statements.

      --------------------------------------------------------------------------
F-8

                           ALLMERICA SECURITIES TRUST

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. ORGANIZATION

Allmerica Securities Trust (the "Trust") was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

At December 31, 2002, one security with a value of $470,143 or 0.5% of net assets was valued by management under the direction of the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

FEDERAL TAXES: The Trust intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of losses deferred due to wash sales and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SECURITIES LENDING: The Trust, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Securities lending income" in the Statement of Operations. The Trust receives collateral against the loaned securities, which must be

--------------------------------------------------------------------------
                                                                             F-9

                           ALLMERICA SECURITIES TRUST

--------------------------------------------------------------------------------
maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust's Portfolio of Investments.

EXPENSES: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of fourteen separate portfolios).

3. INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc., a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("Allmerica Financial"), serves as Investment Manager to the Trust. Effective February 1, 2003, the name of Allmerica Asset Management, Inc. was changed to Opus Investment Management, Inc. ("Opus"). For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2 1/2% of the amount of interest income.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment advisory fee, exceed 1.50% of the first $30,000,000 of the Trust's average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4. SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At December 31, 2002, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 116,775 shares of beneficial interest.

5. RESTRICTED SECURITIES

At December 31, 2002, the Trust owned the following restricted security constituting 0.5% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:



                                   Date of      Par       Cost at
Issuer                           Acquisition   Amount   Acquisition    Value
-----------------------------------------------------------------------------
Jones (Edward D.) & Co., LP        05/06/94   $444,294   $444,294    $470,143
                                                         ========    ========
-----------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Allmerica Securities Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for Moody's and S&P Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allmerica Securities Trust (hereafter referred to as the "Trust") at December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 3, 2003

--------------------------------------------------------------------------------
                                                                            F-11

                           ALLMERICA SECURITIES TRUST

                          BOARD OF TRUSTEES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                                                      Fund
                                                       Term of Office                                Complex
                                 Position(s) Held      and Length of    Principal Occupation(s)    Overseen by
Name, Address and Age(1)            with Trust          Time Served     During Past 5 Years(2)       Trustee
---------------------------------------------------------------------------------------------------------------
P. Kevin Condron (57)        Trustee, Member of the     1 Year Term    President and Chief                15
                             Audit Committee and Fund                  Executive Officer, The
                             Operations Committee       Served Since   Granite Group (wholesale
                                                            1998       plumbing and heating),
                                                                       1997-present.

Jocelyn S. Davis (49)        Trustee, Member of the     1 Year Term    President, Nelson Hart,            15
                             Audit Committee and Fund                  LLC (consulting),
                             Operations Committee       Served Since   2002-present; Beers &
                                                            2001       Cutler (professional
                                                                       services), 2001-2002;
                                                                       Chief Financial Officer,
                                                                       AARP (non-profit),
                                                                       1996-2001.

Cynthia A. Hargadon (48)     Trustee, Member of the     1 Year Term    President, Hargadon                15
                             Fund Operations                           Associates (asset
                             Committee, Investment      Served Since   management consulting),
                             Operations Committee and       1997       2002-present; President,
                             Governance Committee                      Potomac Asset Mgt. Inc.,
                                                                       2000-2002; Director of
                                                                       Investments, National
                                                                       Automobile Dealers
                                                                       Association, 1999-2000;
                                                                       President, Stable Value
                                                                       Investment Association
                                                                       (investment trade group),
                                                                       1996-1999.

T. Britton Harris, IV (44)   Trustee, Member of the     1 Year Term    President, Verizon                 15
                             Investment Operations                     Investment Management
                             Committee and Governance   Served Since   Corporation,
                             Committee                      2001       1990-present.

Gordon Holmes (64)           Trustee, Chairman of the   1 Year Term    Instructor at Bentley              15
                             Audit Committee and                       College, 1998-present;
                             Member of the Fund         Served Since   Instructor at Boston
                             Operations Committee           1991       University, 1997-1998;
                                                                       Certified Public
                                                                       Accountant; Retired
                                                                       Partner, Tofias,
                                                                       Fleishman, Shapiro & Co.,
                                                                       P.C. (Accountants).

Attiat F. Ott (67)           Trustee, Chairman of the   1 Year Term    Professor of Economics             15
                             Fund Operations                           and Director of the
                             Committee and Member of    Served Since   Institute for Economic
                             the Audit Committee            1982       Studies, Clark
                                                                       University.

Ranne P. Warner (58)         Trustee, Chairman of the   1 Year Term    President, Centros                 15
                             Governance Committee,                     Properties, USA; Owner,
                             Member of the Fund         Served Since   Ranne P. Warner and
                             Operations Committee and       1991       Company; Blackstone
                             Investment Operations                     Exchange LLC (real
                             Committee                                 estate), 2001-present.
---------------------------------------------------------------------------------------------------------------

*Mark A. Hug (45)            Trustee, Member of the     1 Year Term    President and CEO, First           15
                             Investment Operations                     Allmerica Financial Life
                             Committee                  Served Since   Insurance Company ("First
                                                            2003       Allmerica") and Allmerica
                                                                       Financial Life Insurance
                                                                       and Annuity Company
                                                                       ("Allmerica Financial
                                                                       Life"); Senior Vice
                                                                       President, Equitable Life
                                                                       (product and marketing)
                                                                       to 1999.

*John P. Kavanaugh (48)      Chairman, Trustee and      1 Year Term    President, Opus                    15
                             President, Chairman of                    Investment
                             the Investment             Served Since   Management, Inc.; Vice
                             Operations Committee           1995       President, Director,
                                                                       Chief Investment Officer,
                                                                       First Allmerica and
                                                                       Allmerica Financial Life.

                                      Other
                                  Directorships
Name, Address and Age(1)          Held by Trustee

---------------------------  -------------------------

P. Kevin Condron (57)         Director, Banknorth
                              Group.
Jocelyn S. Davis (49)         None
Cynthia A. Hargadon (48)      Director, Wilshire Target
                              Funds, 2001-present.
T. Britton Harris, IV (44)    None
Gordon Holmes (64)            None
Attiat F. Ott (67)            None
Ranne P. Warner (58)          Director, Wainwright
                              Bank & Trust Co.
                              (commercial bank).
--------------------------------------------------------------------------------
*Mark A. Hug (45)             None
*John P. Kavanaugh (48)       None

------------------------

  * Messrs. Hug and Kavanaugh are "interested persons", as defined in the Investment Company Act of 1940 as amended, of the Trust and of Allmerica Financial Corporation ("AFC") because of their affiliations with AFC.

(1) The business address of each person is 440 Lincoln Street, Worcester, Massachusetts 01653.

(2) Except as otherwise noted, each individual has held the office indicated or other offices in the same organization for the last five years.

      --------------------------------------------------------------------------
F-12

                           ALLMERICA SECURITIES TRUST

                       REGULATORY DISCLOSURES (UNAUDITED)

--------------------------------------------------------------------------------
The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust.

                    SHAREHOLDER TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The portion of the Trust dividends that was derived from U.S. Government obligations in 2002 and may be exempt from state income taxation is 17.73%. The states of California, Connecticut, New York, and New Jersey have exclusionary provisions; however, each of these states has a threshold requirement that must be met before the exclusion applies. During 2002, the level of exempt income did not meet these thresholds and the exclusion did not apply. All other states and the District of Columbia do not tax dividends attributable to U.S. Government obligations within the Trust.

Certain states also require, for intangible tax reporting purposes, the reporting of the percentage of assets invested in either state specific or state specific and federal obligations. The percentage applicable to the states of Florida and Kansas is 20.13%. The percentage applicable to the state of West Virginia, which is only for amounts invested in West Virginia obligations, is 0%.

                       SHAREHOLDER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
AUTOMATIC DIVIDEND INVESTMENT PLAN: As a shareholder, you may participate in the Trust's Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

CASH INVESTMENT PLAN: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

INVESTMENT MANAGER: Effective February 1, 2003, the name of Allmerica Asset Management, Inc. was changed to Opus Investment Management, Inc. ("Opus").

PORTFOLIO MANAGER: Ann K. Tripp

Ms. Tripp replaced Richard J. Litchfield as portfolio manager for the Trust in the fourth quarter of 2002. She is a Vice President at Opus and has been with Opus since 1987. Ms. Tripp has oversight responsibility for all insurance client portfolios managed by Opus and also oversees all fixed income trading operations.

INVESTMENT OBJECTIVES: The Trust's primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

--------------------------------------------------------------------------
                                                                            F-13

                           ALLMERICA SECURITIES TRUST

--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT POLICIES: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or "junk bonds" rated below investment grade but at least B- or higher by Moody's Investors Services or Standard & Poor's Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

PRINCIPAL RISKS:

-  Company Risk
-  Credit Risk
-  Foreign Investment Risk
-  Interest Rate Risk
-  Investment Management Risk
-  Liquidity Risk
-  Market Risk
-  Prepayment Risk

      --------------------------------------------------------------------------
F-14

                                    ALLMERICA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company .
                  Allmerica Financial Benefit Insurance Company
Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. .
                            Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus
          Investment Management, Inc. . Allmerica Trust Company, N.A.
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)

               440 Lincoln Street, Worcester, Massachusetts 01653

10605NS (12/02)                                                          03-0113